BALANCES AND TRANSACTIONS WITH EXECUTIVE OFFICERS AND CERTAIN SHAREHOLDERS	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
BALANCES AND TRANSACTIONS WITH EXECUTIVE OFFICERS AND CERTAIN SHAREHOLDERS
NOTE 23: -	BALANCES AND TRANSACTIONS WITH EXECUTIVE OFFICERS AND CERTAIN SHAREHOLDERS

a.
As reported by the shareholders, and based on publicly available information, the Company believes that as of December 31, 2022, Corteva (through its subsidiary Pioneer Hi-Bred International, Inc.) holds 27.26% of the Company's subsidiary shares )Lavie Bio Ltd.’s(. In addition, Corteva is a major customer (see Note 22c, customer A).

b.	Balances:

Balance at December 31, 2022:

	Executive officers	Certain shareholders

Receivables	$-	$6
Other payables	$331	$47

Balance at December 31, 2021:

	Executive officers	Certain shareholders

Receivables	$-	$603
Other payables	$491	$-

c.	Benefits to directors:

	Year ended December 31,
	2022	2021	2020

Compensation to directors not employed by the Company or on its behalf	$262	$279	$268
Share-based compensation to directors not employed by the Company or on its behalf	83	106	21
	$345	$385	$289

Number of directors that received the above compensation by the Company	7	6	6

d.	Salary and Benefits to Executive officers:

	Year ended December 31,
	2022	2021	2020

Salary and related benefits	$2,543	$2,429	$2,385
Share-based compensation	231	731	1,789

	$2,774	$3,160	$4,174

Number of people that received salary and benefits	12	11	11

e.	Transactions:
For the year ended December 31, 2022:

	Executive officers	Certain shareholders
Revenues (see Note 5)	$-	$811
Other income	-	3,500
Participation in research and development expenses	-	1,898
Research and development expenses	570	297
Sales and marketing expenses	1,098	-
General and administrative expenses	$1,111	$-

For the year ended December 31, 2021:

	Executive officers	Certain shareholders
Revenues	$-	$329
Participation in research and development expenses	-	1,946
Research and development expenses	541	54
Sales and marketing expenses	1,210	-
General and administrative expenses	1,409	-
Financing expenses	$-	$212

For the year ended December 31, 2020:

	Executive officers	Certain shareholder
Revenues	$-	$500
Cost of revenues	-	17
Participation in research and development expenses	-	1,795
Research and development expenses	978	72
Sales and marketing expenses	1,756	-
General and administrative expenses	1,440	-
Financing expenses	$-	$1,944